Investments, at Fair Value (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of Composition of Investments at Fair Value

Investments held by Ben or held by the Customer ExAlt Trusts are comprised of investments in alternative assets, public debt and equity securities, other equity securities and interests (including those of a related party), and put options. The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	June 30, 2024		March 31, 2024
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$297,888	$—	$293,916
Public equity securities and option	—	4,140	—	4,897
Debt securities available-for-sale	—	2,419	—	2,962
Other equity securities and interests	—	26,920	6	27,338
Total investments, at fair value	$—	$331,367	$6	$329,113

Investments held by Ben or held by the Customer ExAlt Trusts are comprised of investments in alternative assets, public debt and equity securities, other equity securities and interests (including those of a related party), and put options. The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	March 31, 2024		March 31, 2023
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$293,916	$—	$385,851
Public equity securities and option	—	4,897	4,742	8,087
Debt securities available-for-sale	—	2,962	620	76,278
Other equity securities and interests	6	27,338	—	21,643
Total investments, at fair value	$6	$329,113	$5,362	$491,859

Schedule of Alternative Assets Investments

Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of June 30, 2024 and March 31, 2024, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	June 30, 2024		March 31, 2024
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Venture Capital	$124,791	$2,317	$139,495	$2,548
Private Equity	137,372	38,051	116,462	38,401
Natural Resources	17,441	3,328	17,553	3,340
Private Real Estate	8,662	2,859	8,760	2,907
Hedge Funds	3,601	245	6,095	245
Other(1)	6,021	383	5,551	382
Total	$297,888	$47,183	$293,916	$47,823

(1)	“Other” includes earnouts, escrow, net other assets, private debt strategies.

Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of March 31, 2024 and 2023, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	March 31, 2024		March 31, 2023
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Venture Capital	$139,495	$2,548	$165,933	$2,810
Private Equity	116,462	38,401	145,073	47,218
Natural Resources	17,553	3,340	27,756	5,240
Private Real Estate	8,760	2,907	10,391	4,800
Hedge Funds	6,095	245	24,935	337
Other(1)	5,551	382	11,763	730
Total	$293,916	$47,823	$385,851	$61,135

(1)	“Other” includes earnouts, escrow, net other assets, and private debt strategies.

Schedule of Debt Securities Available for Sale

The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale as of June 30, 2024 and March 31, 2024 are summarized as follows:

	June 30, 2024
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$794	$(1,060)	$2,419
Total available-for-sale debt securities	$2,685	$794	$(1,060)	$2,419

	March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	2,685	1,337	(1,060)	2,962
Total available-for-sale debt securities	$2,685	$1,337	$(1,060)	$2,962

The contractual maturities of available-for-sale debt securities as of June 30, 2024 and March 31, 2024 are as follows:

	June 30, 2024		March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$1,687	$1,942	$1,687	$1,964
No fixed maturity	998	477	998	998
	$2,685	$2,419	$2,685	$2,962

The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale as of March 31, 2024 and 2023 are summarized as follows:

	March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$1,337	$(1,060)	$2,962
Total available-for-sale debt securities	$2,685	$1,337	$(1,060)	$2,962

	March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities (L Bonds)	$64,313	$17,433	$(7,924)	$73,822
Other debt securities	2,685	1,347	(956)	3,076
Total available-for-sale debt securities	$66,998	$18,780	$(8,880)	$76,898

The contractual maturities of available-for-sale debt securities as of March 31, 2024 and 2023 are as follows:

	March 31, 2024		March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$1,687	$1,964	$66,000	$75,900
No fixed maturity	998	998	998	998
	$2,685	$2,962	$66,998	$76,898

Schedule of Debt Securities Available for Sale Unrealized Loss Position

The table below indicates the length of time individual debt securities have been in a continuous loss position as of June 30, 2024 and March 31, 2024:

	June 30, 2024		March 31, 2024
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Other debt securities:
Less than twelve months	—	—	—	—
Twelve months or longer	1,942	1,060	1,964	1,060
Total available-for-sale debt securities with unrealized losses	$1,942	$1,060	$1,964	$1,060

The table below indicates the length of time individual debt securities have been in a continuous loss position as of March 31, 2024 and 2023:

	March 31, 2024		March 31, 2023
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities (L Bonds):
Twelve months or longer	$—	$—	$73,822	$7,924
Other debt securities:
Less than twelve months	—	—	2,078	956
Twelve months or longer	1,964	1,060	—	—
Total available-for-sale debt securities with unrealized losses	$1,964	$1,060	$75,900	$8,880

Schedule of Debt Securities Available for Sale Allowance for Credit Loss

The following table is a rollforward of credit-related losses recognized in earnings for the periods presented below:

(Dollars in thousands)	Three Months Ended June 30,
	2024	2023
Balance, beginning of period	$31,290	$31,290
Credit related losses not previously recognized	522	—
Balance, end of period	$31,812	$31,290

The following table is a rollforward of credit-related losses recognized in earnings for the periods presented below:

	Year Ended March 31,
(Dollars in thousands)	2024	2023
Balance, beginning of period	$31,290	$18,669
Increase in credit-related loss amounts previously recognized	—	12,621
Balance, end of period	$31,290	$31,290